UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number   811-10103

Satuit Capital Management Trust

(Exact name of registrant as specified in charter)

3547 Meeks Farm Road  Suite A1,  Johns Island, SC   29455

(Address of principal executive offices)

(Zip code)

Thomas R. Westle

Blank Rome LLP

The Chrysler Building

405 Lexington Avenue

New York, New York 10174

(Name and address of agent for service)

Registrant's telephone number, including area code:

(843) 557-1300

Date of fiscal year end:

October 31

Date of reporting period: April 30, 2011

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940, as amended, (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1.

REPORTS TO STOCKHOLDERS.

SEMI-ANNUAL REPORT

SATUIT CAPITAL MICRO CAP FUND

April 30, 2011

(Unaudited)

SATUIT CAPITAL MICRO CAP FUND

PORTFOLIO ILLUSTRATION

APRIL 30, 2011 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

SATUIT CAPITAL MICRO CAP FUND

SCHEDULE OF INVESTMENTS

APRIL 30, 2011 (UNAUDITED)

Shares/Principal		Value

COMMON STOCKS - 91.08%

Aircraft Part & Auxiliary Equipment, NEC - 1.11%
72,700	Astronics Corp.*	$ 1,890,200

Arrangement of Transportation of Freight & Cargo - 1.18%
129,200	Vitran Corportation, Inc.*	2,014,228

Chemicals & Allied Products - 0.98%
81,200	KMG Chemicals, Inc.	1,671,908

Coating, Engraving & Allied Services - 0.90%
98,500	Northern Technologies International Corp.*	1,530,690

Computer Equipment - 2.74%
192,700	Allot Communications Ltd.*	3,150,645
186,000	OCZ Technology Group, Inc.*	1,525,200
		4,675,845
Crude Petroleum & Natural Gas - 2.11%
8,379	Clayton Williams Energy, Inc.*	758,886
206,100	Callon Petroleum Co.*	1,411,785
112,300	Rex Energy Corp.*	1,440,809
		3,611,480
Deep Sea Foreign Transportation - 1.14%
66,500	Hornbeck Offshore Services, Inc.*	1,943,795

Electromedical & Electrotherapeutic Apparatus - 1.23%
59,200	Cyberonics, Inc.*	2,106,928

Electronic Components & Accessories - 0.94%
193,000	Silicon Image, Inc.*	1,605,760

Fabricated Rubber Products - 1.03%
206,000	Omnova Solutions, Inc.*	1,751,000

* Non-income producing securities during the period.

The accompanying notes are an integral part of these financial statements.

SATUIT CAPITAL MICRO CAP FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

APRIL 30, 2011 (UNAUDITED)

Shares/Principal		Value

Fire, Marine & Casualty Insurance - 1.63%
83,400	Amtrust Financial Services, Inc.	1,609,620
156,700	Maiden Holdings, Ltd.	1,167,415
		2,777,035
General Industrial Machinery & Equiptment - 1.93%
394,400	Flow International Corp.*	1,699,864
69,400	Graham Corp.	1,587,872
		3,287,736
Industrial Inorganic Chemicals - 1.21%
127,800	Seacube Container Leasing Ltd. *	2,074,194

In Vitro & In Vivo Diagnostic Substances - 1.14%
461,000	Immunomedics, Inc.*	1,950,030

Men's & Boy's Furnishings, Work Clothing, And Allied Garments - 1.02%
62,000	Perry Ellis International, Inc.*	1,747,160

Miscellaneous Primary Metal Products - 1.05%
69,000	Dynamic Materials Co.	1,795,380

Motor Vehicle Parts & Accessories - 2.13%
115,100	Amerigon, Inc.*	1,962,455
109,300	Stoneridge Inc.*	1,672,290
		3,634,745
National Commercial Banks - 3.93%
151,700	Cardinal Financial Corp.	1,705,108
104,200	Financial Institutions, Inc.	1,771,400
111,486	Midsouth Bancorp, Inc.	1,578,642
168,100	Nara Bancorp, Inc.*	1,654,020
		6,709,170
Oil & Gas Equipment & Services - 3.47%
234,900	Newpark Resources, Inc.*	2,121,147
247,700	Cal Dive International, Inc.*	1,946,922
41,800	Dawson Geophysical Co.*	1,861,772
		5,929,841

* Non-income producing securities during the period.

The accompanying notes are an integral part of these financial statements.

Shares/Principal		Value

Orthopedic, Prosthetic & Surgical Appliances & Supplies - 0.92%
87,369	Exactech, Inc.*	1,564,779

Outdoor Recreation Products-Design, Manufacture & Marketing - 1.04%
106,826	Johnson Outdoors, Inc. Class A *	1,772,243

Pens, Pencils & Other Artists' Accessories - 1.01%
153,704	A.T. Cross Co. Class A *	1,717,642

Perfumes & Cosmetics - 1.01%
57,600	Elizabeth Arden, Inc.*	1,731,456

Plastic Materials, Synthetic Resins & Nonvulcan Elastomers - 0.94%
38,500	Rogers Corp.*	1,598,520

Pollution & Treatment Controls - 0.93%
195,000	Fuel Technologies, Inc.*	1,581,450

Prefabricated Metal Buildings - 0.86%
117,900	NCI Building Systems, Inc.*	1,459,602

Pumps & Pumping Equipment - 1.01%
42,500	Gorman-Rupp Co.	1,719,125

Radio & TV Broadcasting & Communication Equipment - 1.27%
171,800	Ceragon Networks Ltd.*	2,173,270

Railroads, Line-Haul Operating & Equipment - 0.55%
58,200	Providence & Worcester Railroad Co.	930,618

Retail-Apparel & Accessory Stores - 1.13%
68,400	Zumiez, Inc.*	1,922,724

* Non-income producing securities during the period.

The accompanying notes are an integral part of these financial statements.

Shares/Principal		Value

Retail-Auto Dealers & Gasoline Stations - 1.99%
83,800	Rush Enterprises, Inc.*	1,763,990
115,400	Sonic Automotive, Inc. Class A	1,627,140
		3,391,130
Retail-Eating Places - 1.07%
187,900	Carrols Restaurants Group, Inc.*	1,833,904

Retail-Family Clothing Stores - 0.91%
367,400	Casual Male Retail Group, Inc.*	1,550,428

Retail-Variety Stores - 1.39%
267,500	Zagg, Inc.*	2,375,400

Retail-Shoe Stores - 2.10%
38,495	Genesco, Inc.*	1,554,428
69,400	Shoe Carnival, Inc.*	2,031,338
		3,585,766
Savings Institutions, Not Federally Charted - 1.18%
114,000	Heritage Financial Corp.*	1,680,360
36,216	Provident New York Bancorp.	339,706
		2,020,066
Scientific & Technical Instruments - 4.07%
50,440	Hurco Companies, Inc.*	1,639,300
150,900	Lecroy Corp.*	1,970,754
209,900	Ltx-Credence Corp.*	1,819,833
16,300	Oyo Geospace Corp.*	1,520,464
		6,950,351
Semiconductors & Related Devices - 3.74%
243,200	GSI Technology, Inc.*	2,164,480
29,500	NVE Corp.*	1,739,320
94,400	Volterra Semiconductor Corp.*	2,481,776
		6,385,576
Services-Business Services - 1.17%
56,800	Radware Ltd.*	2,001,064

* Non-income producing securities during the period.

The accompanying notes are an integral part of these financial statements.

Shares/Principal		Value

Services-Computer Integrated Systems Design - 2.03%
350,600	Merge Healthcare, Inc.*	1,728,458
70,300	NCI, Inc. Class A *	1,730,083
		3,458,541
Services-Computer Programming - 2.19%
31,300	Computer Programs & Systems, Inc.	1,838,875
127,800	Computer Task Group, Inc.*	1,897,830
		3,736,705
Services-Equipment Rental & Leasing, NEC - 2.28%
74,800	CAI International, Inc.*	1,881,968
126,000	Mitcham Industries, Inc.*	2,013,480
		3,895,448
Services-Help Supply Services - 2.07%
101,000	Kforce, Inc.*	1,580,650
177,200	On Assignment, Inc.*	1,947,428
		3,528,078
Services-Medical Laboratories - 1.09%
74,000	Bio-Reference Laboratories, Inc.*	1,865,540

Services-Prepackaged Software - 4.71%
263,800	Clicksoftware Technologies Ltd.*	2,572,050
85,910	Fundtech Ltd.*	1,518,889
57,100	Interactive Intelligence, Inc.*	2,136,682
135,500	Liveperson, Inc.*	1,810,280
		8,037,901
Special Industry Machinery, NEC - 2.29%
367,000	FSI International, Inc.*	1,688,200
71,100	Ultratech, Inc.*	2,226,141
		3,914,341

* Non-income producing securities during the period.

The accompanying notes are an integral part of these financial statements.

Shares/Principal		Value

State Commercial Banks - 6.87%
247,100	1st United Bancorp, Inc.*	1,722,287
45,600	Bank of Marin Bancorp	1,716,384
77,700	Bryan Mawr Bank Corp.	1,565,655
103,100	Citizens & Northern Corp.	1,770,227
62,500	Merchants Bancshares, Inc.	1,681,250
73,300	Tower Bancorp	1,591,343
120,300	Washington Banking Co.	1,682,997
		11,730,143
Steel & Iron - 1.26%
339,500	Metalico, Inc.*	2,152,430

Surgical & Medical Instruments - 0.98%
37,300	ICU Medical, Inc.*	1,682,603

Trucking - 1.92%
104,800	Celadon Group, Inc.*	1,547,896
103,700	Saia, Inc.*	1,721,420
		3,269,316
Unsupported Plastics Film & Sheet - 1.15%
36,200	Raven Industries, Inc.	1,967,832

Wholesale-Farm Product Raw Materials - 0.93%
225,000	SunOpta, Inc. *	1,588,500

Wholesale-Industrial Machinery - 1.10%
71,400	DXP Enterprises, Inc.*	1,874,250

X-Ray Apparatus & Tubes & Related Irradiation Apparatus - 1.05%
20,300	American Science & Engineering, Inc.	1,788,430

TOTAL FOR COMMON STOCKS (Cost $121,871,845) - 91.08%		155,462,297

* Non-income producing securities during the period.

The accompanying notes are an integral part of these financial statements.

SATUIT CAPITAL MICRO CAP FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

APRIL 30, 2011 (UNAUDITED)

Shares/Principal		Value

REAL ESTATE INVESTMENT TRUSTS - 3.46%
92,000	Chatham Lodging Trust	1,485,800
74,300	Chesapeake Lodging Trust	1,335,914
189,300	Resource Capital Corp.	1,226,664
149,000	Ashford Hospitality Trust, Inc.	1,858,030
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $5,530,654) - 3.46%		5,906,408

SHORT TERM INVESTMENTS - 6.01%
10,252,348	US Bank Repurchase Agreement, 0.01%, dated 4/29/2011, due 5/2/2011 repurchase price $10,252,348, collateralized by U.S. Treasury Bonds with a market value of $638,713, yield of 4.00%, and maturity date of 8/01/2018; a market value of $1,031,363, yield of 4.50%, and maturity date of 3/01/2018; and a market value of $8,787,396, yield of 4.00%, and maturity date of 10/01/2018.	10,252,348
TOTAL SHORT TERM INVESTMENTS (Cost $10,252,348) - 6.01%		10,252,348

TOTAL INVESTMENTS (Cost $137,654,847) - 100.55%		171,621,053

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.55)%		(927,411)

NET ASSETS - 100.00%		$170,693,642

The accompanying notes are an integral part of these financial statements.

SATUIT CAPITAL MICRO CAP FUND

STATEMENT OF ASSETS AND LIABILITIES

APRIL 30, 2011 (UNAUDITED)

Assets:
Investments, at Fair Value (Cost $137,654,847)	$171,621,053
Receivables:
Securities Sold	1,556,770
Shareholder Subscriptions	580,190
Interest & Dividends	18,990
Prepaid Expenses	32,221
Total Assets	173,809,224
Liabilities:
Securities Purchased	2,693,533
Shareholder Redemptions	39,575
Due to Advisor	223,469
Other Accrued Expenses	159,005
Total Liabilities	3,115,582
Net Assets	$170,693,642

Net Assets Consist of:
Paid In Capital	135,266,561
Accumulated Net Investment Loss	(910,202)
Accumulated Realized Gain on Investments	2,371,077
Unrealized Appreciation in Value of Investments	33,966,206
Net Assets, for 4,825,449 Shares Outstanding (Unlimited number
of shares authorized without par value)	$170,693,642

Net Asset Value Per Share and Offering Price ($170,693,642/4,825,449)	$ 35.37

Minimum Redemption Price Per Share*	$ 34.66

*The Fund will impose a 2.00% redemption fee on shares redeemed within 360 days of purchase.

The accompanying notes are an integral part of these financial statements.

SATUIT CAPITAL MICRO CAP FUND

STATEMENT OF OPERATIONS

For the Six Months Ended April 30, 2011 (UNAUDITED)

Investment Income:
Dividends	$ 454,835
Interest	285
Total Investment Income	455,120

Expenses:
Advisory Fees (Note 2)	879,938
Distribution Fees (Note 2)	175,987
Printing and Mailing Fees	14,964
Registration Fees	20,650
Compliance Fees	22,921
Legal Fees	38,197
Trustee Fees	23,854
Transfer Agent Fees	25,612
Fund Accounting Fees	13,972
Custody Fees	14,568
Audit Fees	12,174
Miscellaneous Fees	4,136
Total Expenses	1,246,973
Expense Recapture (Note 2)	118,349
Net Expenses	1,365,322

Net Investment Loss	(910,202)

Realized and Unrealized Gain (Loss) on Investments:
Realized Gain on Investments	12,788,650
Net Change in Unrealized Appreciation on Investments	16,543,798
Net Realized and Unrealized Gain on Investments	29,332,448

Net Increase in Net Assets Resulting from Operations	$ 28,422,246

The accompanying notes are an integral part of these financial statements.

SATUIT CAPITAL MICRO CAP FUND

STATEMENT OF CHANGES IN NET ASSETS

	(Unaudited)
	Six Months	Year
	Ended	Ended
	4/30/2011	10/31/2010
Increase (Decrease) in Net Assets From Operations:
Net Investment Loss	$ (910,202)	$(1,162,096)
Net Realized Gain on Investments	12,788,650	12,488,426
Unrealized Appreciation on Investments	16,543,798	10,120,622
Net Increase in Net Assets Resulting from Operations	28,422,246	21,446,952

Capital Share Transactions - Class A:
Proceeds from Sale of Shares	40,494,244	44,786,696
Shares Issued on Reinvestment of Dividends	-	-
Proceeds from Early Redemption Fees	33,684	73,593
Cost of Shares Redeemed	(12,322,599)	(16,553,444)
Net Increase in Net Assets from Shareholder Activity	28,205,329	28,306,845

Net Assets:
Net Increase (Decrease) in Net Assets	56,627,575	49,753,797
Beginning of Year	114,066,067	64,312,270
End of Year (Including Accumulated Undistributed Net Investment Income (Loss) of $(910,202) and $0,
Respectively)	$170,693,642	$114,066,067

Share Transactions - Class A:
Shares Sold	1,231,285	1,712,070
Shares Issued on Reinvestment of Dividends	-	-
Shares Redeemed	(379,182)	(653,023)
Net Increase in Shares	852,103	1,059,047
Outstanding at Beginning of Year	3,973,346	2,914,299
Outstanding at End of Year	4,825,449	3,973,346

The accompanying notes are an integral part of these financial statements.

SATUIT CAPITAL MICRO CAP FUND

FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock outstanding throughout the period:

(Unaudited)
Six Months
	Ended	Years Ended
	4/30/ 2011	10/31/2010	10/31/2009	10/31/2008	10/31/2007	10/31/2006

Net Asset Value, at Beginning of Period	$28.71	$22.07	$17.37	$30.18	$25.59	$23.41

Income From Investment Operations:
Net Investment Loss *	(0.21)	(0.34)	(0.24)	(0.16)	(0.26)	(0.12)
Net Gain (Loss) on Securities (Realized and Unrealized)	6.86	6.96	4.94	(11.42)	4.85	4.44
Total from Investment Operations	6.65	6.62	4.70	(11.58)	4.59	4.32

Distributions from:
Return of Capital	-	-	-	(0.02)	-	-
Net Realized Gain	-	-	-	(1.21)	-	(2.14)
Total from Distributions	-	-	-	(1.23)	-	(2.14)

Redemption Fees	0.01	0.02	- **	- **	- **	- **

Net Asset Value, at End of Period	$35.37	$28.71	$22.07	$17.37	$30.18	$25.59

Total Return ***	23.20%	30.09%	27.06%	(39.79)%	17.94%	19.39%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$170,694	$114,066	$64,312	$72,219	$157,917	$120,182
Before Reimbursement or Recapture
Ratio of Expenses to Average Net Assets	1.78% (a)	1.80%	2.24%	2.11%	2.06%	2.30%
Ratio of Net Investment Income (Loss) to Average Net Assets	(1.12)% (a)	(1.19)%	(1.62)%	(0.84)%	(1.09)%	(1.31)%
After Reimbursement or Recapture
Ratio of Expenses to Average Net Assets	1.95% (a)	1.95%	1.95%	1.95%	1.95%	1.95%
Ratio of Net Investment Income (Loss) to Average Net Assets	(1.29)% (a)	(1.34)%	(1.33)%	(0.68)%	(0.98)%	(0.95)%
Portfolio Turnover	50.37%	138.60%	142.15%	183.23%	141.91%	154.38%

(a) Annualized

*   Net Investment Income/Loss per share amounts were calculated using the average share method.

** Amount calculated is less than $0.005.

*** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and is not annualized for periods of less than one year.

The accompanying notes are an integral part of these financial statements.

SATUIT CAPITAL MICRO CAP FUND

NOTES TO FINANCIAL STATEMENTS

APRIL 30, 2011 (UNAUDITED)

Note 1. Significant Accounting Policies

The Satuit Capital Micro Cap Fund (the “Fund”) is a series of Satuit Capital Management Trust (“SCMT”), which is registered under The Investment Company Act of 1940, as amended, as an open-end management investment company.  The Fund was established December 12, 2000 as a series of SCMT.  The Fund currently offers one class of shares (no-load). The objective of the Fund is to seek to achieve long-term capital appreciation.

The Fund will charge a 2.00% redemption fee on all shares redeemed less than 360 days from the date of purchase.

The following is a summary of significant accounting policies consistently followed by the Fund.  The policies are in conformity with accounting principles generally accepted in the United States of America.

Security Valuations: The Fund's securities are recorded at their fair value primarily on the basis of market quotations. Certain short-term securities are valued on the basis of amortized cost.  If market quotations are not readily available for a security or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, then that security may be valued by another method that the Board of Trustees (the “Board”) believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value.

The Fund has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Fund when market prices are unavailable as well as under special circumstances, such as (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security. Since most of the Fund's investments are in U.S. common stocks traded on U.S. securities exchanges, it is anticipated that the use of fair value pricing will be limited.

SATUIT CAPITAL MICRO CAP FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

APRIL 30, 2011 (UNAUDITED)

When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value.  Any method used will be approved by the Board and results will be monitored to evaluate accuracy.  The Fund's policy is intended to result in a calculation of the Fund's NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to the Fund's procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

In accordance with Generally Accepted Accounting Principles (“GAAP”), fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. The three-tier hierarchy of inputs is summarized below.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of April 30, 2011:

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of April 30, 2011:

Assets	Level 1	Level 2	Level 3	Total
Equity Securities (a)	$155,462,297	$ -	-	$ 155,462,297
Real Estate Investment Trusts	5,906,408			5,906,408
Short-Term Investments – Bank Repurchase Agreement	-	10,252,348	-	10,252,348
Total	$161,368,705	$ 10,252,348	-	$ 171,621,053

(a) Refer to the Fund’s Schedule of Investments for a listing of securities by security type and industry.

The Fund did not hold any Level 3 assets during the period ended April 30, 2011. There were no significant transfers into or out of Level 1 and 2 during the period. It is the Fund’s policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

Federal Income Taxes: The Fund’s policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders.  The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

The Fund recognizes the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years, (2008 - 2010), or expected to be taken in the Fund’s 2011 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal and State tax authorities; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Security Transactions and Income: Security transactions are accounted for on the trade date. The cost of securities sold is determined on a specific identification basis.  Dividends are recorded on the ex-dividend date.  Interest income is recorded on an accrual basis.

Distributions received from investments in securities that represent a return of capital or capital gain are recorded as a reduction of cost of investment or as a realized gain, respectively. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in distributions received from the Fund’s investments in real estate investment trusts (“REITS”) are reported to the Fund after the end of the calendar year; accordingly, the Fund estimates these amours for accounting purposes until the characterization of REIT distributions is reported to the Fund after the end of the calendar year. Estimates are based on the most recent REIT distribution information available.

Accounting Estimates:  In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

Repurchase Agreements: In connection with transactions in repurchase agreements, it is the Fund’s policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times.  If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

Note 2. Investment Advisory and Distribution Agreements and Other Transactions with Affiliates

Pursuant to an Investment Advisory Agreement, the Advisor, Satuit Capital Management, LLC (“the Advisor”) provides investment services for an annual fee of 1.25% of the average daily net assets of the Fund.  Per an expense limitation agreement, the Advisor has agreed to waive its fees and reimburse fund expenses in order to limit the operating expenses for the Fund's shares to 1.95% of average net assets through October 31, 2011. For the six months ended April 30, 2011, the Advisor earned fees of $879,938, which includes $118,349 of previously waived fees. Additionally, as of April 30, 2011, the Fund owed the Advisor $223,469, of which $118,349 consisted of expense recaptures as described below.

Pursuant to the terms of the Expense Limitation Agreement, the Advisor is entitled to reimbursement of fees waived or reimbursed by the Advisor to the Fund in prior years, subject to the limitations that (1) the reimbursement is made only for fees and expenses incurred not more than three years prior to the date of reimbursement, and (2) any such reimbursement may not cause the Fund’s total annual expense ratio to exceed 1.95%. The total amount of reimbursement recoverable by the Advisor is the sum of all fees waived or reimbursed by the Advisor to the Fund during any of the previous three years, less any reimbursement previously paid by the Fund to the Advisor with respect to any waivers, reductions, and payments made with respect to the Fund.  The total amount of recoverable reimbursements as of October 31, 2010, was $374,717, and will expire as follows:

2008	$ 199,328	Expires 2011
2009	175,389	Expires 2012
	$ 374,717

The Fund has adopted a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, whereby the Fund or the Advisor may pay the distributor for certain activities and expenses which are primarily intended to result in the sale of the Fund’s shares, including, but not limited to, advertising, printing of prospectuses and reports for other than existing shareholders, preparation and distribution of advertising materials and sales literature, and payments to dealers and shareholder servicing agents who enter into agreements with the Fund or the Advisor.  The Fund or the Advisor may incur such distribution expenses at the rate of 0.25% per annum on the Fund’s A Class average daily net assets. For the six months ended April 30, 2011, there was $175,987 of 12b-1 fees incurred by the Fund.

Mutual Shareholder Services, LLC (“MSS”) is the Fund's Transfer and Dividend Disbursing Agent. In accordance with the contract and current asset levels, MSS earned $25,612 for the six months ended April 30, 2011.

Mutual Shareholder Services, LLC (“MSS”) is the Fund’s Accounting Agent.  In accordance with the contract and current asset levels, MSS earned $13,972 for the six months ended April 30, 2011.

Certain officers and/or an interested Trustee of the Fund are also employees, officers and/or directors of Satuit Capital Management, LLC.

Certain officers of the Fund are also employees, officers, and or directors of Mutual Shareholder Services LLC.

Note 3. Investments

The cost of purchases and the proceeds from sales of securities other than short-term notes for the six months ended April 30, 2011, aggregated $90,321,550 and $69,197,662, respectively.

Note 4. Distributions to Shareholders and Tax Components of Capital

Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date.  Income distributions and capital gain distributions are determined in accordance with regulations which may differ from GAAP. These distribution differences primarily result from different treatments of wash sales.

The tax character of distributions paid during the years ended October 31, 2010 and October 31, 2009 were as follows:

Distributions paid from:	October 31, 2010	October 31, 2009
Ordinary Income	$ 0	$ 0
Return of Capital	0	0
Short-Term Capital Gain	0	0
Long-Term Capital Gain	0	0
	$ 0	$ 0

For federal income tax purposes the cost of securities owned at October 31, 2010, was $96,253,557.  At October 31, 2010, the composition of unrealized appreciation (excess of value over tax cost) and depreciation (the excess of tax cost over value) on a tax basis was as follows:

Appreciation	Depreciation	Net Appreciation (Depreciation)
$19,073,010	$(1,656,200)	$17,416,810

As of October 31, 2010, the difference between book-basis and tax-basis unrealized appreciation (depreciation) resulted from the deferral of wash sale losses.

Note 5. Capital Loss Carryforwards

At October 31, 2010, the Satuit Capital Micro Cap Fund had available for federal income tax purposes an unused capital loss carryforward of $10,411,975 of which $6,073,767 expires in 2016 and $4,338,208 expires in 2017. To the extent that these carryfowards are used to offset future capital gains, it is probable that the amount which is offset will not be distributed to shareholders.

SATUIT CAPITAL MICRO CAP FUND

EXPENSE ILLUSTRATION

APRIL 30, 2011 (UNAUDITED)

Expense Example

 As a shareholder of the Satuit Capital Micro Cap Fund, you incur ongoing costs which typically consist of management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, November 1, 2010 through April 30, 2011.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period *
	November 1, 2010	April 30, 2011	November 1,2010 to April 30,2011

Actual	$1,000.00	$1,231.97	$10.79
Hypothetical (5% Annual
Return before expenses)	$1,000.00	$1,015.12	$9.74

* Expenses are equal to the Fund's annualized expense ratio of 1.95%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

SATUIT CAPITAL MICRO CAP FUND

ADDITIONAL INFORMATION

APRIL 30, 2011 (UNAUDITED)

Proxy Voting - A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the most recent 12 month period ended June 30, are available without charge upon request by (1) calling the Fund at (866) 972-8848 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

Portfolio Holdings - The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Fund’s first and third fiscal quarters end on January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The Fund’s Forms N-Q are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at 1-866-972-8848.

SATUIT CAPITAL MICRO CAP FUND

TRUSTEES AND OFFICERS

APRIL 30, 2011 (UNAUDITED)

Trustees and Officers - Information pertaining to the trustees and officers of the Fund is set forth below. The names, addresses and ages of the trustees and officers of the Fund, together with information as to their principal occupations during the past five years, are listed below.  The trustees who are considered “interested persons” as defined in Section 2(a)(19) of the 1940 Act, as well as those persons affiliated with the Advisor and the principal underwriter, and officers of the Fund, are noted with an asterisk (*). The Statement of Additional Information (the “SAI”) includes additional information about the trustees and is available without charge upon request by calling, toll-free, (800) 567-4030.

Name, Address and Year Born	Position(s) Held with Company and Tenure	Number of Funds in Company Overseen	Principal Occupation(s) During the Past 5 Years	Other Directorships by Trustees and Number of Funds in the Complex Overseen
Interested Trustee:
Robert J. Sullivan* 3547 Meeks Farm Rd. Suite A-1 Johns Island, S.C. 29455 (1961)	Chairman of the Board, President and Treasurer since December 2000 – Indefinitely.	N/A

Chairman, President and Treasurer of Satuit Capital Management Trust, an open-end investment management company, since December, 2000; Managing Director and Investment Officer of Satuit Capital Management, LLC, a registered investment adviser, from June, 2000 to Present.

N/A

SATUIT CAPITAL MICRO CAP FUND

TRUSTEES AND OFFICERS (CONTINUED)

APRIL 30, 2011 (UNAUDITED)

Name, Address and Year Born	Position(s) Held with Company and Tenure	Number of Funds in Company Overseen	Principal Occupation(s) During the Past 5 Years	Other Directorships by Trustees and Number of Funds in the Complex Overseen
Non-Interested Trustees:
Samuel Boyd, Jr. 3547 Meeks Farm Rd. Suite A-1 Johns Island, SC 29455 (1940)	Trustee since October, 2002 - Indefinitely	1

Retired. Mr. Boyd was Manager of the Customer Services Operations and Accounting Division of the Potomac Electric Power Company from August, 1978 until April, 2005; a Director of The World Funds, Inc., a registered investment company, since May, 1997; a Trustee of The World Insurance Trust, a registered investment company, since May, 2002 (now closed); and a Trustee of Janus Advisors Series Trust, a registered investment company, from 2003 to 2005.

				The World Funds, Inc. -- 4 Funds
William E. Poist 3547 Meeks Farm Rd. Suite A-1 Johns Island, SC 29455 (1939)	Trustee since November, 2003 - Indefinitely	1

Mr. Poist is a financial and tax consultant through his firm Management Consulting for Professionals since 1974; a Director of The World Funds, Inc., a registered investment company, since May, 1997; and a Trustee of The World Insurance Trust, a registered investment company, since May, 2002 (now closed). Mr. Poist is also a certified public accountant.

				The World Funds, Inc. -- 4 Funds
Paul M. Dickinson 3547 Meeks Farm Rd. Suite A-1 Johns Island, SC 29455 (1947)	Trustee since November 2003 - Indefinitely	1

Mr. Dickinson is President of Alfred J. Dickinson, Inc. Realtors since April, 1971; a Director of The World Funds, Inc., a registered investment company, since May, 1997; and Trustee of The World Insurance Trust, a registered investment company, since May, 2002 (now closed)

				The World Funds, Inc. -- 4 Funds

Name, Address and Year Born	Position(s) Held with Company and Tenure	Number of Funds in Company Overseen	Principal Occupation(s) During the Past 5 Years	Other Directorships by Trustees and Number of Funds in the Complex Overseen
Anthony J. Hertl 3547 Meeks Farm Rd. Suite A-1 Johns Island, SC 29455 (1950)	Trustee since October, 2002 - Indefinitely	1

Consultant to small and emerging businesses since  2000. Retired in 2000 as Vice President of Finance and Administration of Marymount College, Tarrytown, N.Y. where he served in this capacity for four years. Mr. Hertl is a Certified Public Accountant.

				Northern Lights Fund Trust -- 40 Funds; Northern Lights Variable Trust -- 8 Funds; AdvisorOne Funds -- 11 Funds; and The India Select Fund -- 1 Fund; Global Real Estate Investments – 1 Fund
Officers:
Gregory B. Getts 8000 Town Centre Drive, Suite 400 Broadview Heights, OH 44147 (1957)	Treasurer (Principal Financial Officer)	2	President and owner of Mutual Shareholder Services, LLC, a mutual fund transfer agent, since 1999. President and owner of MSS, Inc., a real estate firm, since 2006.	N/A
David Jones 395 Sawdust Road, # 2148 The Woodlands, TX 77380 (1957)	Chief Compliance Officer	N/A

Co-founder and Managing Member of Drake Compliance LLC (compliance consulting), since 2004; founder and controlling shareholder of David Jones & Associates P.C. (law firm) since 1998; President and Chief Executive Officer of Citco Mutual Fund Services Inc. from 2001 to 2003.

				N/A

THIS PAGE WAS LEFT BLANK INTENTIONALLY

Investment Adviser:
Satuit Capital Management, LLC

3547 Meeks Farm Rd.  Suite A1

Johns Island, S.C. 29455

Independent Registered Public Accounting Firm:
Cohen Fund Audit Services, Ltd.

800 Westpoint Parkway, Suite 1100

Westlake, Ohio 44145

Transfer Agent:
For more information, wire purchase or redemptions, call or write to Satuit Capital Micro Cap Fund’s Transfer Agent:

Mutual Shareholder Services, LLC

Satuit Capital Management Trust

8000 Town Centre Drive, Suite 400

Broadview Heights, Ohio 44147

(866) 972-8848 Toll Free

More Information:

For 24 hours, 7 days a week price information, investment plans, and other shareholder services, call Satuit Capital Management at (866) 972-8848, Toll Free.

This report is provided for the general information of the shareholders of the Satuit Capital Micro Cap Fund. This report is not intended for distribution to prospective investors in the Fund, unless preceded or accompanied by an effective prospectus.

 ITEM 2.  CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable when filing a semi-annual report to shareholders

ITEM 6.  SCHEDULE OF INVESTMENTS.

Please see Schedule of Investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable

 ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls over financial reporting during the second fiscal quarter of the period that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 12. EXHIBITS.

The following exhibits are attached to this Form N-CSR:

        EXHIBIT NO.      DESCRIPTION OF EXHIBIT

        -----------      ----------------------

        11 (b) (1)       Certification of Principal Executive Officer

Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

        11 (b) (2)       Certification of Principal Financial Officer

Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

        11 (c)           Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:

Satuit Capital Management Trust

By (Signature and Title)*:

/s/Robert J. Sullivan

------------------------

Robert J. Sullivan

Chief Executive Officer

(principal executive officer)

Date:  July 7, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:

/s/Robert J. Sullivan

------------------------

Robert J. Sullivan

Chief Executive Officer

(principal executive officer)

Date:  July 7, 2011

By (Signature and Title)*:

/s/Robert J. Sullivan

------------------------

Robert J. Sullivan, Chief Financial Officer

(principal financial officer)

Date:  July 7, 2011

*

Print the name and title of each signing officer under his or her signature.